Concentrations and Risks - Schedule of Concentration Risk of Accounts Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Supplier Concentration Risk [Member] | Company A [Member] | Accounts Payable [Member]
Schedule of Concentration Risk of Accounts Payable [Line Items]
Accounts payable		$ 2,287,077
Risk percentage		37.50%
Supplier Concentration Risk [Member] | Company B [Member] | Accounts Payable [Member]
Schedule of Concentration Risk of Accounts Payable [Line Items]
Accounts payable		$ 728,171
Risk percentage		11.90%
Supplier Concentration Risk [Member] | Company C [Member] | Accounts Payable [Member]
Schedule of Concentration Risk of Accounts Payable [Line Items]
Accounts payable		$ 682,011
Risk percentage		11.20%
Customer Concentration Risk [Member] | Company C [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk of Accounts Payable [Line Items]
Accounts payable	$ 393,676
Risk percentage	14.60%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk of Accounts Payable [Line Items]
Accounts payable	$ 393,676	$ 3,697,259
Risk percentage	14.60%	60.60%